Label	Element	Value
AIG Focused Alpha Large-Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AIG Focused Alpha Large-Cap Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT GOAL
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment goal of the AIG Focused Alpha Large-Cap Fund (the “Fund”) is growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of Class W shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIG fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information — Sales Charge Reductions and Waivers” section on page 14 of the Fund’s Prospectus, in the “Financial Intermediary — Specific Sales Charge Waiver Policies” section on page A-1 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 103 of the Fund’s statement of additional information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 94% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	94.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the AIG fund complex.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that any fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. You may be required to pay brokerage commissions on your purchases and sales of Class W shares of the Fund, which are not reflected in the Example. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund’s principal investment strategies are growth, value and “focused.” The growth-oriented philosophy to which the Fund partly subscribes — that of investing in securities believed to offer the potential for growth of capital — focuses on securities considered to have, among other factors, the potential for above-average earnings growth; to offer proven or unique products or services; or to operate in industries experiencing increasing demand. The value-oriented philosophy to which the Fund partly subscribes is that of investing in securities believed to be undervalued in the market. The selection criteria is usually calculated to identify stocks of companies with solid financial strength that have attractive valuations (e.g., as measured by low price-earnings ratios) and that may have generally been overlooked by the market. A focused strategy is one in which an investment adviser actively invests in a small number of holdings which constitute its favorite stock-picking ideas at any given moment. A focus philosophy reflects the belief that, over time, the performance of most investment managers’ “highest confidence” stocks exceeds that of their more diversified portfolios.

The Fund is managed by two subadvisers, one manages the large-cap growth portion of the Fund and the other manages the large-cap value portion of the Fund. Each subadviser may emphasize either a growth or a value orientation, respectively, or a core orientation (i.e., stocks with both growth and value characteristics) at any particular time. Each subadviser will generally invest in approximately 10 to 20 securities, and the Fund will hold up to a total of 40 securities. Examples of when the Fund may hold more than the specified number of securities include, but are not limited to, re-balancing or purchase and sale transactions, including where a new subadviser is selected to manage the Fund or a portion of the Fund’s assets.

The Fund will invest approximately 50% of its assets in the large-cap growth portion of the Fund and 50% of its assets in the large-cap value portion of the Fund. These percentages reflect the projected asset allocations under normal market conditions and may be rebalanced from time to time.

The principal investment technique of the Fund is active trading of equity securities to achieve a blend of growth companies, value companies and companies that have elements of growth and value, issued by large-cap companies that offer the potential for growth of capital. Although the Fund will invest primarily in U.S. markets, each subadviser may invest in foreign securities, including securities of companies in emerging markets. The subadviser to the large-cap growth portion of the Fund will invest in companies primarily selected on the basis of company fundamentals but may also consider macroeconomic and other factors. The subadviser to the large-cap value portion of the Fund will invest in companies primarily selected by utilizing a proprietary quantitative model combined with fundamental analysis. Under normal market conditions, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in large-cap companies.

Large-cap companies will generally include companies whose market capitalizations at the time of purchase are equal to or greater than the median market capitalization of companies in the Russell 1000® Index. For the most recent annual reconstitution published as of May 10, 2019, the market capitalization range of companies in the Russell 1000® Index was approximately $2.4 billion to $974.2 billion, and the median market capitalization was approximately $10.5 billion. The market capitalizations of companies in the Fund’s portfolio and the Russell 1000® Index change over time. Companies that fall outside this definition of large-cap companies after the Fund has purchased their securities will continue to be considered large-cap companies for purposes of the Fund’s 80% investment policy; however, additional purchases of these companies will not qualify as such unless, at the time of purchase, the company is able to satisfy this definition.

The principal investment strategies and principal investment techniques of the Fund may be changed without shareholder approval. Shareholders will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Fund:

Active Trading Risk. As part of the Fund’s principal investment technique(s), the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security, active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund’s performance. During periods of increased market volatility, active trading may be more pronounced.

Emerging Markets Securities Risk. Emerging markets are riskier than developed markets and investments in emerging markets may be considered speculative. Securities of companies in emerging markets may be more volatile and potentially less liquid than those of companies in more developed markets. Emerging market countries may have relatively unstable governments and may present the risk of nationalization of businesses, expropriation, confiscatory taxation or, in certain instances, reversion to closed market, centrally planned economies. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Foreign Exposure and Currency Volatility Risk. The value of your investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility, and, in addition, foreign securities may not be as liquid as domestic securities.

Non-Diversification Risk. The Fund is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, the Fund’s risk is increased because the effect of each stock on the Fund’s performance is greater.

Stock Market Volatility and Securities Selection Risk. The Fund invests primarily in equity securities. As with any fund that invests in equity securities, the value of your investment in the Fund may fluctuate in response to stock market movements. You should be aware that the performance of “growth” stocks may rise or decline under varying market conditions — for example, “value” stocks may perform well under circumstances in which growth stocks in general have fallen. Additionally, growth stocks can be volatile for several reasons. In particular, since the issuers of growth stocks usually reinvest a high portion of earnings in their own business, growth stocks may lack the comfortable dividend yield associated with value stocks that can cushion total return in a bear market. Growth stocks also normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often go down more than other stocks. However, the market frequently rewards growth stocks with price increases when expectations are met or exceeded. When investing in value stocks which are believed to be undervalued in the market, there is a risk that the market may not recognize a security’s intrinsic value for a long period of time, or that a security judged to be undervalued may actually be appropriately priced. In addition, individual securities selected for the Fund may underperform the market generally.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the assets of the Fund goes down, you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is non-diversified, which means it can invest a larger portion of its assets in the stock of a single company than can some other mutual funds. By investing in a smaller number of stocks, the Fund's risk is increased because the effect of each stock on the Fund's performance is greater.
RIsk Not Insured [Text]	rr_RiskNotInsured	Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and the table compares the Fund’s average annual returns, before and after taxes, to those of the Russell 1000® Index, a broad measure of market performance.

The Fund acquired the assets and assumed the liabilities of the SunAmerica Focused Alpha Large-Cap Fund, Inc. (the “Predecessor Fund”), a closed-end investment company also advised by SunAmerica, in a reorganization that occurred on January 23, 2012 (the “Reorganization”). Prior to the Reorganization, the Fund had no operating history and it therefore carried forward the performance and accounting history of the Predecessor Fund, which had a fiscal year end of December 31. Accordingly, the Fund’s performance information in the bar chart and table for periods prior to the Reorganization is based on that of the Predecessor Fund. The Predecessor Fund’s operating expenses were lower than those of the Fund. If the Fund’s higher operating expenses were applied to the performance for the period prior to the Reorganization, the performance quoted in the bar chart and table would have been lower. In addition, the Predecessor Fund may have performed differently if it were an open-end fund since closed-end funds are generally not subject to the cash flow fluctuations of an open-end fund.

Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850, ext. 6003.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and the table compares the Fund’s average annual returns, before and after taxes, to those of the Russell 1000® Index, a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-858-8850 ext. 6003
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.aig.com/funds
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	AIG FOCUSED ALPHA LARGE-CAP FUND (CLASS A)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the highest return for a quarter was 20.69% (quarter ended March 31, 2012) and the lowest return for a quarter was –19.07% (quarter ended September 30, 2011).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.07%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	However, the table includes all applicable fees and sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	An investor's actual after-tax returns depend on the investor's tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns are shown only for Class A. After-tax returns for other classes will vary.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of the periods ended December 31, 2019)
AIG Focused Alpha Large-Cap Fund | Russell 1000® Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	31.43%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.25%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 2012
AIG Focused Alpha Large-Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	0.30%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	1.65%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_FeeWaiverOrReimbursementOverAssets		[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	1.65%	[2],[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 733
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,065
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,420
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,417
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	733
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,065
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,420
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,417
Annual Return 2010	rr_AnnualReturn2010	20.25%
Annual Return 2011	rr_AnnualReturn2011	(1.44%)
Annual Return 2012	rr_AnnualReturn2012	17.03%
Annual Return 2013	rr_AnnualReturn2013	41.08%
Annual Return 2014	rr_AnnualReturn2014	13.80%
Annual Return 2015	rr_AnnualReturn2015	(1.92%)
Annual Return 2016	rr_AnnualReturn2016	5.93%
Annual Return 2017	rr_AnnualReturn2017	30.89%
Annual Return 2018	rr_AnnualReturn2018	(3.11%)
Annual Return 2019	rr_AnnualReturn2019	25.21%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.23%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	13.23%
AIG Focused Alpha Large-Cap Fund | Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.79%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	11.40%
AIG Focused Alpha Large-Cap Fund | Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.59%	[4]
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.91%	[4]
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	10.65%	[4]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[4]
AIG Focused Alpha Large-Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.35%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	2.35%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_FeeWaiverOrReimbursementOverAssets		[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	2.35%	[2],[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 13 of the Prospectus for more information about the CDSCs.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 338
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	733
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,255
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,686
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	238
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	733
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,255
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,686
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	23.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	9.82%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	13.73%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 2012
AIG Focused Alpha Large-Cap Fund | Class W
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.51%
Total Annual Fund Operating Expenses Before Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	(0.01%)	[2],[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement/(Recoupment)	rr_NetExpensesOverAssets	1.52%	[2],[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 155
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	480
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	829
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,813
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	155
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	480
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	829
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,813
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.33%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.67%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	14.63%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 2012

[1]	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge ("CDSC") on redemptions made within one year of purchase. The CDSC on Class C shares applies only if shares are redeemed within twelve months of their purchase. See page 13 of the Prospectus for more information about the CDSCs.
[2]	Any contractual waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.
[3]	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC ("SunAmerica") is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 1.72%, 2.37% and 1.52% for Class A, Class C and Class W shares, respectively. For purposes of the Expense Limitation Agreement, "Total Annual Fund Operating Expenses" shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees (the "Board"), including a majority of the trustees of the Board who are not "interested persons" of SunAmerica Specialty Series as defined in the Investment Company Act of 1940, as amended (the "Independent Trustees").
[4]	When the return after taxes on distributions and sale of Fund shares is higher, it is because of realized losses. If realized losses occur upon the sale of Fund shares, the capital loss is recorded as a tax benefit, which increases the return.